Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Credit Risk Management Through Policies	Our ELT, along with the Board of Directors (including Board of Directors committees), is responsible for monitoring our risk exposures and managing our policies to address these risks. Our strategic and risk management processes are integrated to ensure we understand the benefit from the relationship between strategy, risk and value creation. Outlined below are our risk management strategies we have developed to mitigate the financial market risks that we are exposed to. Credit Risk Risk Management Strategies Receivables from customers establish credit approval policies and procedures for new and existing customers extend credit to qualified customers through: review of credit agency reports, financial statements and/or credit references, as available review of existing customer accounts every 12 to 24 months based on the credit limit amounts evaluation of customer and country risk for international customers establish credit period: 15 and 30 days for wholesale fertilizer customers 30 days for industrial and feed customers 30 to 360 days for Retail customers, including Nutrien Financial up to 180 days for select export sales customers, including Canpotex transact on a cash basis with certain customers who may not meet specified benchmark creditworthiness or cannot provide other evidence of ability to pay execute agency arrangements with financial institutions or other partners with which we have only a limited recourse involvement sell receivables to financial institutions which substantially transfer the risks and rewards set eligibility requirements for Nutrien Financial to limit the risk of the receivables may require security over certain crop or livestock inventories set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred. Receivables are considered to be in default and are written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement. Cash and cash equivalents and other receivables require acceptable minimum counterparty credit ratings limit counterparty or credit exposure select counterparties with investment-grade quality
Summary of Maximum Exposure to Credit Risk	Maximum exposure to credit risk as at December 31: 2021 2020 Cash and cash equivalents 499 1,454 Receivables (excluding income tax receivable) 5,143 3,543 5,642 4,997
Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts	The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date. Carrying Amount Contractual of Liability as at Cash Within 1 to 3 3 to 5 Over 5 2021 December 31 Flows 1 Year Years Years Years Short-term debt 1 1,560 1,560 1,560 ‐ ‐ ‐ Payables and accrued charges 2 8,861 8,861 8,861 ‐ ‐ ‐ Long-term debt, including current portion 1 8,066 13,071 890 1,163 1,678 9,340 Lease liabilities, including current portion 1 1,220 1,375 313 423 227 412 Derivatives 20 20 20 ‐ ‐ ‐ 19,727 24,887 11,644 1,586 1,905 9,752 1 Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on debt with variable rates are based on the prevailing rates as at December 31, 2021. 2 Excludes non-financial liabilities and includes payables of approximately $ 1.7 billion related to our prepaid inventory to secure product discounts. We consider these payables to be part of our working capital. For these payables, we participated in arrangements where the vendors sold their right to receive payment to financial institutions without extending the original payment terms. These payables were paid in January 2022.
Summary of Material Foreign Currency Derivatives	Foreign Exchange Risk Risk Management Strategies Foreign currency denominated accountsexecute foreign currency derivative contracts within certain prescribed limits for both forecast operating and capital expenditures to manage the earnings impact, including those related to our equity-accounted investees, that could occur from a reasonably possible strengthening or weakening of the US dollar
Summary of Natural Gas Derivatives Outstanding	Market Risks Type Risk Management Strategies Interest rate Short-term and long-term debt use a portfolio of fixed and floating rate instruments align current and long-term assets with demand and fixed-term debt monitor the effects of market changes in interest rates use interest rate swaps, if desired We do not believe we have material exposure to interest or price risk on our financial instruments as at December 31, 2021 and 2020. Price Natural gas derivative instruments diversify our forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis Price Investment at fair value ensure the security of principal amounts invested provide for an adequate degree of liquidity achieve a satisfactory return In 2020, we entered into cash flow hedges on our interest rate derivative contracts that matured in the same year and had a total notional amount of $ 680 .
Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements	The following table presents our fair value hierarchy for financial instruments carried at fair value on a recurring basis or measured at amortized cost and require fair value disclosure: 2021 2020 Carrying Carrying Financial assets (liabilities) measured at Amount Level 1 Level 2 Level 3 Amount Level 1 Level 2 Fair value on a recurring basis 1 Cash and cash equivalents 499 ‐ 499 ‐ 1,454 ‐ 1,454 Derivative instrument assets 19 ‐ 19 ‐ 45 ‐ 45 Other current financial assets – marketable securities 2 134 19 115 ‐ 161 24 137 Investments at fair value through other comprehensive income ("FVTOCI") (Note 15) 244 234 ‐ 10 153 153 ‐ Derivative instrument liabilities (20) ‐ (20) ‐ (48) ‐ (48) Amortized cost Current portion of long-term debt Notes and debentures (500) (506) ‐ ‐ ‐ ‐ ‐ Fixed and floating rate debt (45) ‐ (45) ‐ (14) ‐ (14) Long-term debt Notes and debentures (7,424) (4,021) (4,709) ‐ (9,994) (3,801) (7,955) Fixed and floating rate debt (97) ‐ (97) ‐ (53) ‐ (53) 1 During 2021 and 2020, there were no transfers between levelling for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period. 2 Marketable securities consist of equity and fixed income securities.
Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities	Fair Value Financial instruments included in the consolidated balance sheets are measured either at fair value or amortized cost. The following tables explain the valuation methods used to determine the fair value of each financial instrument and its associated level in the fair value hierarchy. Financial Instruments at Fair Value Fair Value Method Cash and cash equivalents Carrying amount (approximation to fair value assumed due to short-term nature) Equity securities Closing bid price of the common shares as at the balance sheet date Debt securities Closing bid price of the debt or other instruments with similar terms and credit risk (Level 2) as at the balance sheet date Foreign currency derivatives not traded in an active market Quoted forward exchange rates (Level 2) as at the balance sheet date Foreign exchange forward contracts, swaps and options and natural gas swaps not traded in an active market Based on a discounted cash flow model. Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, our own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2. Financial Instruments at Amortized Cost Fair Value Method Receivables, short-term debt and payables and accrued charges Carrying amount (approximation to fair value assumed due to short-term nature) Long-term debt Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt) Other long-term debt instruments Carrying amount